Property, plant and equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Property Plant And Equipment
Property, plant and equipment

5. Property, plant and equipment

	Unaudited 31 December 2024	30 June 2024
	AUD$	AUD$
LAND AND BUILDINGS
Freehold land
At cost	312,377	312,377
Total Land	312,377	312,377
Buildings
At cost	5,490,655	5,490,655
Accumulated depreciation	(1,223,771)	(1,155,138)
Total buildings	4,266,884	4,335,517
Total land and buildings	4,579,261	4,647,894
PLANT AND EQUIPMENT
Plant and equipment
At cost	14,327,434	13,118,595
Accumulated depreciation	(3,299,745)	(3,200,732)
Total plant and equipment	11,027,689	9,917,863
Motor vehicles
At cost	84,136	84,136
Accumulated depreciation	(52,179)	(45,354)
Total motor vehicles	31,957	38,782
Office equipment
At cost	61,812	58,890
Accumulated depreciation	(47,878)	(45,916)
Total office equipment	13,934	12,974
Total plant and equipment	11,073,580	9,969,619
Total property, plant and equipment	15,652,841	14,617,513

(a)	Movements in carrying amounts of property, plant and equipment

Movement in the carrying amounts for each class of property, plant and equipment for the six months ended 31 December 2024 and for the year ended 30 June 2024:

			Plant and	Motor	Office
	Land	Buildings	Equipment	Vehicles	Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Six Months Ended 31 December 2024
Balance at 30 June 2024	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513
Additions	-	-	1,210,242	-	671	1,210,913
Reclass	-	-	(1,403)	-	1,403	-
Depreciation expense	-	(68,633)	(99,013)	(6,825)	(1,114)	(175,585)
Balance at 31 December 2024	312,377	4,266,884	11,027,689	31,957	13,934	15,652,841

	Land	Buildings	Plant and Equipment	Motor Vehicles	Office Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2024
Balance at 30 June 2023	312,377	4,472,783	5,743,013	-	14,419	10,542,592
Additions	-	-	4,432,465	38,291	6,679	4,477,435
Reclassification	-	-	(8,094)	9,840	(1,746)	-
Depreciation expense	-	(137,266)	(249,521)	(9,349)	(6,378)	(402,514)
Balance at 30 June 2024	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513

8 Property, plant and equipment

	2024	2023
	AUD$	AUD$
		Restated
LAND AND BUILDINGS
Freehold land
At cost	312,377	312,377
Total Land	312,377	312,377
Buildings
At cost	5,490,655	5,490,655
Accumulated depreciation	(1,155,138)	(1,017,872)
Total buildings	4,335,517	4,472,783
Total land and buildings	4,647,894	4,785,160
PLANT AND EQUIPMENT
Plant and equipment
At cost	13,118,595	8,731,976
Accumulated depreciation	(3,200,732)	(2,988,963)
Total plant and equipment	9,917,863	5,743,013
Motor vehicles
At cost	84,136	45,845
Accumulated depreciation	(45,354)	(45,845)
Total motor vehicles	38,782	-
Office equipment
At cost	58,890	52,211
Accumulated depreciation	(45,916)	(37,792)
Total office equipment	12,974	14,419
Total plant and equipment	9,969,619	5,757,432
Total property, plant and equipment	14,617,513	10,542,592

(a)	Movements in carrying amounts of property, plant and equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial year:

	Land	Buildings	Plant and Equipment	Motor Vehicles	Office Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2024
Balance at the beginning of the year	312,377	4,472,783	5,743,013	-	14,419	10,542,592
Additions	-	-	4,432,465	38,291	6,679	4,477,435
Reclassification	-	-	(8,094)	9,840	(1,746)	-
Depreciation expense	-	(137,266)	(249,521)	(9,349)	(6,378)	(402,514)
Balance at the end of the year	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513

			Plant and	Motor	Office
	Land	Buildings	Equipment	Vehicles	Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2023
Balance at the beginning of the year, (Restated)	312,377	4,843,125	2,719,144	8,431	19,371	7,902,448
Additions	-	-	3,109,422	-	6,569	3,115,991
Reclassification	-	(233,076)	228,086	5,359	(369)	-
Depreciation expense	-	(137,266)	(313,639)	(13,790)	(11,152)	(475,847)
Balance at the end of the year	312,377	4,472,783	5,743,013	-	14,419	10,542,592